Expense Example, No Redemption {- Franklin Growth Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Growth Allocation Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 171
3 Years	531
5 Years	914
10 Years	$ 1,990